Trade and Other Receivables	12 Months Ended
Jun. 30, 2022
Trade And Other Current Receivables [Abstract]
Trade and Other Receivables

Note 11 Trade and other receivables

	June 30,
	2022	2021
Trade debtors	$3,019,580	$1,533,963
Other receivables	538,436	509,000
Total trade and other receivables	$3,558,016	$2,042,963

Credit risk

The Group has no significant concentration of credit risk with respect to any counterparties or on a geographical basis. Amounts are considered as “past due” when the debt has not been settled, in line with the terms and conditions agreed between the Group and the customer to the transaction.

The Group assess impairment on trade and other receivables using the simplified approach of the expected credit loss (ECL) model under IFRS 9, Financial Instruments. Due to the minimal history of bad debt write-offs and strong credit approval processes, the Group have determined that the incorporation of the ECL model will not have a material effect on impairment as at June 30, 2022.

The balance of receivables that remain within initial trade terms are considered to be of high credit quality